Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Outstanding, Beginning Balance	1,403,119	548,903
Number of Shares Granted	829,500	863,881
Number of Shares Exercised	(21,027)
Number of Shares Forfeited	(163,383)	(9,665)
Number of Shares Outstanding, Ending Balance	2,048,209	1,403,119	548,903
Number of Share Options exercisable	610,562	347,305
Number of Share Options unvested	1,437,647	1,055,814
Number of Shares Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 6.26	$ 7.58
Number of Share Options Outstanding, Aggregate Intrinsic Value Ending Balance		$ 9,128	$ 1,000
Number of Shares Granted, Weighted Average Exercise Price	17.19	$ 5.46
Number of Share Options exercisable, Aggregate Intrinsic Value		$ 2,113
Number of Shares Exercised, Weighted Average Exercise Price	7.25
Number of Share Options unvested, Aggregate Intrinsic Value		$ 7,015
Number of Shares Forfeited, Weighted Average Exercise Price	10.75	$ 9.11
Number of Share Options Outstanding, Aggregate Intrinsic Value Ending Balance		$ 9,128	$ 1,000
Number of Shares Outstanding, Weighted Average Exercise Price, Ending Balance	10.32	$ 6.26	$ 7.58
Number of Share Options exercisable, Weighted Average Exercise Price	6.41	6.68
Number Share Options unvested, Weighted Average Exercise Price	$ 11.79	$ 6,120
Number of Shares Outstanding, Weighted Average Remaining Contractual Term at End of Period	8 years 3 months 18 days	8 years 9 months 21 days	8 years 7 months 13 days
Number of Share Options exercisable, Weighted Average Remaining Contractual Term	6 years 5 months 23 days	7 years 2 months 12 days
Number of Share Options unvested, Weighted Average Remaining Contractual Term	9 years 25 days	9 years 4 months 2 days